 VGOF-P14 04/26

LEGG MASON PARTNERS INSTITUTIONAL TRUST
LEGG MASON PARTNERS VARIABLE INCOME TRUST
SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2026, the following supersedes any and all disclosure to the contrary in the Summary Prospectus (as applicable), Prospectus and SAI of each fund listed in Schedule A:

a. The investment professionals primarily responsible for the day-to-day management of Western Asset SMASh Series M Fund are Michael C. Buchanan, Ion G. Dan and Greg E. Handler.

b. The investment professionals primarily responsible for the day-to-day management of Western Asset Variable Global High Yield Bond Portfolio are Michael C. Buchanan, Ryan Kohan, Ian R. Edmonds and Walter E. Kilcullen.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST
Western Asset SMASh Series M Fund	July 1, 2025

LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2025

Please retain this supplement for future reference.